Other Long-Term Assets	12 Months Ended
Aug. 31, 2018
Other Long Term Assets [Abstract]
Other Long-Term Assets

9. OTHER LONG-TERM ASSETS

	2018	2017
	$	$
Equipment costs subject to a deferred revenue arrangement	121	163
Long-term Wireless handset receivables	99	29
Customer equipment financing receivables	–	2
Credit facility arrangement fees	4	5
Other	76	56
	300	255

Amortization provided in the accounts for 2018 amounted to $196  (2017 - $134), including $nil  (2017 - $12) recorded in discontinued operations, and was recorded as amortization of deferred equipment costs and other amortization.